Loans (Tables)	12 Months Ended
Dec. 31, 2012
Loans [Abstract]
Summary Of Major Classifications For Loans

( In thousands)	December 31, 2012	December 31, 2011

Residential real estate	$1,031,435	$929,788
Home equity – junior liens	143,110	141,797
Commercial and industrial	108,739	130,899
Commercial real estate	821,970	732,146
Consumer	36,564	35,845
DDA overdrafts	4,551	2,628
Gross loans	2,146,369	1,973,103
Allowance for loan losses	(18,809)	(19,409)
Net loans	$2,127,560	$1,953,694

Activity For The Accretable Yield And Carrying Amount Of Loans

		Carrying Amount
	Accretable Yield	of Loans
Balance at the beginning of the period	$-	$-
Additions	954	6,640
Accretion	(837)	837
Net reclassifications to accretable from non-accretable	1,714	-
Payments received, net	-	(356)
Disposals	(8)	(103)
Balance at the end of period	$1,823	$7,018

Reconciliation Of The Contractual Required Principal And Interest Balance To The Carrying Amount Of Purchased Credit-Impaired Loans

Contractual required principal and interest	$10,758
Nonaccretable difference	(1,917)
Expected cash flows	8,841
Accretable yield	(1,823)
Carrying balance	$7,018